Related Party Transactions	12 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 10 – RELATED PARTY TRANSACTIONS

Since its inception, the Company has conducted transactions with directors and director-related entities. These transactions have included the following:

As of June 30, 2018 and June 30, 2017, the Company owed a current and former director a total of $54,753 and $56,802, respectively, for money loaned to the Company throughout the years. The loan balance owed is not interest bearing (See Note 5 – Loans and Note Payable).

As of June 30, 2018 and June 30, 2017, the Company owed its two current directors a total of $32,898 and $35,204, respectively, related to expenses paid on behalf of the Company related to corporate startup costs and intellectual property (See Note 4 – Due to Former Directors – Related Parties).

Effective May 5, 2016, we entered into an agreement for the lease of our principal executive offices with North Horizon Pty Ltd., a related party, of which Mr. Nathanielsz, our CEO, CFO and a director, and his wife are owners and directors. The lease has a five-year term and provides for annual rental payments of $39,600 AUD or $27,302 USD, which includes $3,600 AUD or $2,664 USD of goods and service tax for total payments of $198,000 AUD or $146,500 USD during the term of the lease. As of June 30, 2018, total payments of $112,200 AUD or $83,017 USD remain on the lease.

Mr. Nathanielsz’s wife, Sylvia Nathanielsz, is and has been a non-executive employee of our Company since October 2015. Mrs. Nathanielsz received an annual salary of $57,675 through January 31, 2018 and is entitled to customary benefits. Effective February 1, 2018, Mrs. Nathanielsz salary was increased, and she now receives an annual salary of $88,788. For the fiscal year ended June 30, 2018, Mrs. Nathanielsz received a total salary of $72,684.

Pursuant to board approval on February 25, 2016, James Nathanielsz shall be paid $4,481 AUD ($3,502 USD), on a monthly basis for the purpose of acquiring and maintaining an automobile. For the year ended June 30, 2018 and 2017, a total of $41,481 and $40,562, respectively, in payments have been made with regards to such automobile allowance. In connection with the payments made pursuant to such automobile allowance, the Company must also pay a fringe benefit tax for the value of the benefit provided. As of June 30, 2018, and 2017, the Company has recorded $14,706 and $13,787, respectively, of additional salary expense related to these tax benefit payments.

Pursuant to the approval of the board of directors, on August 15, 2016, Mr. Nathanielsz was granted a $250,000 bonus for accomplishments achieved while serving as the Company’s chief executive officer during the fiscal year ended June 30, 2016. A total of $130,000 in payments was made in the year ended June 30, 2017. The remaining $120,000 was paid during the year ended June 30, 2018.

Pursuant to the approval of the board of directors, on March 16, 2018, Mr. Nathanielsz was granted a $300,000 AUD ($221,970 USD) bonus for accomplishments achieved while serving as the Company’s chief executive officer during the fiscal years ended June 30, 2017. A total of $59,226 was paid during the year ended June 30, 2018. The balance of the accrued bonus as of June 30, 2018 is $162,744.